Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0002138170
Registrant Name	Spring Valley Acquisition Corp. V
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES